Principal Sources of Change in Standardized Measure of Discounted Future Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure, begin of period	$ 7,359
Net change in prices and production costs	889
Acquisitions and discoveries	1,501
Sale of oil and gas produced	(5,323)
Revision of previous quantity estimates	1,032
Changes in income tax	760
Change in production, timing and other	234
Standardized measure, end of period	$ 6,452